Loan Receivable from Third Parties (Details)	Dec. 15, 2025 USD ($)	Apr. 02, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Loan Receivable From Third Parties [Line Items]
Annual interest rate percent		12.00%
Loan receivable			$ 17,653,965
Shenzhen Yifangda Technology Co., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Outstanding loan balance			100,100	¥ 700,000	95,900	¥ 700,000
Beijing Fengqi Tianxia Network Technology Co., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Outstanding loan balance					73,751	538,333
Guixi Yihang Enterprise Services Co., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Outstanding loan balance			421,993	2,951,000	143,986	1,051,000
Dongguan Tiankuo Labor Dispatch Co., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Loan receivable			$ 135,850	¥ 950,000	$ 130,150	¥ 950,000
Xinyi International Group Ltd [Member]
Loan Receivable From Third Parties [Line Items]
Principal amount	$ 8,496,022
Contractual term	12 months
Hesheng International Group Ltd [Member]
Loan Receivable From Third Parties [Line Items]
Principal amount	$ 8,500,000
Contractual term	12 years